Property, Equipment and Intangible Assets, Net - Schedule of Property, Equipment and Intangible Assets, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property, Equipment and Intangible Assets, Net [Line Items]
Property and equipment, gross	$ 541,513	$ 725,261
Less: accumulated depreciation and amortization	(329,841)	(410,609)
Property and equipment, net	211,672	314,652
Office Equipment [Member]
Schedule of Property, Equipment and Intangible Assets, Net [Line Items]
Property and equipment, gross	372,218	331,114
Leasehold Improvements [Member]
Schedule of Property, Equipment and Intangible Assets, Net [Line Items]
Property and equipment, gross	140,795	394,147
Software [Member]
Schedule of Property, Equipment and Intangible Assets, Net [Line Items]
Property and equipment, gross	$ 28,500